Financial instruments risks - Schedule of Reconciliation of Expected Credit Loss Allowances (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Financial assets	$ 669,644,890	$ 369,465,946	$ 295,224,266
Stage 1 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	40,297,439	72,102,084
Stage 2 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(61,986,584)	140,886,557
Stage 3 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	454,159,073	88,965,361
Inflation adjustment
Disclosure of credit risk exposure [line items]
Financial assets	(132,290,984)	(227,712,322)
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Financial assets	42,356	628,822	774,890
Cash and cash equivalents | Stage 1 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(468,285)	460,494
Cash and cash equivalents | Inflation adjustment
Disclosure of credit risk exposure [line items]
Financial assets	(118,181)	(606,562)
Other financial assets
Disclosure of credit risk exposure [line items]
Financial assets	2,721,885	2,376,388	4,064,744
Other financial assets | Stage 1 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(482,864)	(58,934)
Other financial assets | Stage 3 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	1,454,780	681,030
Other financial assets | Inflation adjustment
Disclosure of credit risk exposure [line items]
Financial assets	(626,419)	(2,310,452)
Loans and advances
Disclosure of credit risk exposure [line items]
Financial assets	617,150,556	208,954,335	130,115,855
Loans and advances | Loans and advances to financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	1,360,158	2,587,212	2,809,170
Loans and advances | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	615,790,398	206,367,123	127,306,685
Loans and advances | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets	17,251,576	8,772,891	9,839,734
Loans and advances | Notes
Disclosure of credit risk exposure [line items]
Financial assets	31,830,226	16,924,454	11,013,543
Loans and advances | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	15,922,171	11,820,813	9,474,944
Loans and advances | Pledge loans
Disclosure of credit risk exposure [line items]
Financial assets	15,495,852	2,751,556	1,901,960
Loans and advances | Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	245,315,599	60,587,236	27,674,520
Loans and advances | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	221,851,142	89,962,779	54,730,775
Loans and advances | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	2,447,883	816,753	1,361,817
Loans and advances | Others
Disclosure of credit risk exposure [line items]
Financial assets	65,675,949	14,730,641	11,309,392
Loans and advances | Stage 1 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	10,184,936	58,956,296
Loans and advances | Stage 1 | Stage 1 | Loans and advances to financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	627,520	4,488,964
Loans and advances | Stage 1 | Stage 1 | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	9,557,416	54,467,332
Loans and advances | Stage 1 | Stage 1 | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets	88,376	3,535,549
Loans and advances | Stage 1 | Stage 1 | Notes
Disclosure of credit risk exposure [line items]
Financial assets	(5,879,716)	12,735,967
Loans and advances | Stage 1 | Stage 1 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	1,196,675	392,250
Loans and advances | Stage 1 | Stage 1 | Pledge loans
Disclosure of credit risk exposure [line items]
Financial assets	630,920	470,147
Loans and advances | Stage 1 | Stage 1 | Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	8,279,855	12,877,764
Loans and advances | Stage 1 | Stage 1 | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	2,423,331	24,553,463
Loans and advances | Stage 1 | Stage 1 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	237,930	180,187
Loans and advances | Stage 1 | Stage 1 | Others
Disclosure of credit risk exposure [line items]
Financial assets	2,580,045	(277,995)
Loans and advances | Stage 2 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	45,159,307	23,745,247
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Loans and advances to financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	1,435,036	225,835
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	43,724,271	23,519,412
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets	(270,437)	(490,532)
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Notes
Disclosure of credit risk exposure [line items]
Financial assets	1,824,239	394,440
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	3,400,265	2,819,067
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Pledge loans
Disclosure of credit risk exposure [line items]
Financial assets	722,035	391,159
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	18,572,402	7,317,221
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	12,526,574	11,888,835
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	166,254	46,081
Loans and advances | Stage 2 | Stage 2 and Stage 3 | Others
Disclosure of credit risk exposure [line items]
Financial assets	6,782,939	1,153,141
Loans and advances | Stage 3 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	452,312,392	87,527,913
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Loans and advances to financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	203,902	(32,482)
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	452,108,490	87,560,395
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets	12,139,573	3,003,089
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Notes
Disclosure of credit risk exposure [line items]
Financial assets	23,904,338	130,580
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	3,205,395	6,471,593
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Pledge loans
Disclosure of credit risk exposure [line items]
Financial assets	13,727,000	1,135,423
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	193,500,046	32,604,799
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	156,058,551	38,538,584
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	1,494,505	94,655
Loans and advances | Stage 3 | Stage 2 and Stage 3 | Others
Disclosure of credit risk exposure [line items]
Financial assets	48,079,082	5,581,672
Loans and advances | Inflation adjustment
Disclosure of credit risk exposure [line items]
Financial assets	(99,460,414)	(91,390,976)
Loans and advances | Inflation adjustment | Loans and advances to financial institutions
Disclosure of credit risk exposure [line items]
Financial assets	(3,493,512)	(4,904,275)
Loans and advances | Inflation adjustment | Loans and advances to customers
Disclosure of credit risk exposure [line items]
Financial assets	(95,966,902)	(86,486,701)
Loans and advances | Inflation adjustment | Overdrafts
Disclosure of credit risk exposure [line items]
Financial assets	(3,478,827)	(7,114,949)
Loans and advances | Inflation adjustment | Notes
Disclosure of credit risk exposure [line items]
Financial assets	(4,943,089)	(7,350,076)
Loans and advances | Inflation adjustment | Real estate mortgage
Disclosure of credit risk exposure [line items]
Financial assets	(3,700,977)	(7,337,041)
Loans and advances | Inflation adjustment | Pledge loans
Disclosure of credit risk exposure [line items]
Financial assets	(2,335,659)	(1,147,133)
Loans and advances | Inflation adjustment | Consumer loans
Disclosure of credit risk exposure [line items]
Financial assets	(35,623,940)	(19,887,068)
Loans and advances | Inflation adjustment | Credit Cards
Disclosure of credit risk exposure [line items]
Financial assets	(39,120,093)	(39,748,878)
Loans and advances | Inflation adjustment | Receivables from financial leases
Disclosure of credit risk exposure [line items]
Financial assets	(267,559)	(865,987)
Loans and advances | Inflation adjustment | Others
Disclosure of credit risk exposure [line items]
Financial assets	(6,496,758)	(3,035,569)
Debt securities
Disclosure of credit risk exposure [line items]
Financial assets	27,886,523	127,539,946	143,160,169
Debt securities | Stage 1 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	33,197,194	(6,943,067)
Debt securities | Stage 2 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(108,616,776)	111,946,934
Debt securities | Stage 3 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(45,574)
Debt securities | Inflation adjustment
Disclosure of credit risk exposure [line items]
Financial assets	(24,188,267)	(120,624,090)
Financial guarantees and loan commitments issued
Disclosure of credit risk exposure [line items]
Financial assets	21,843,570	29,966,455	$ 17,108,608
Financial guarantees and loan commitments issued | Stage 1 | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(2,133,542)	19,687,295
Financial guarantees and loan commitments issued | Stage 2 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	1,470,885	5,194,376
Financial guarantees and loan commitments issued | Stage 3 | Stage 2 and Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	437,475	756,418
Financial guarantees and loan commitments issued | Inflation adjustment
Disclosure of credit risk exposure [line items]
Financial assets	$ (7,897,703)	$ (12,780,242)